UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08943

Legg Mason Light Street Trust, Inc.

(Name of Registrant)

100 Light Street, Baltimore, MD	21202
(Address of Principal Executive Offices)	(Zip code)

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year-end: March 31, 2008

Date of reporting period: September 30, 2007

Item 1.	Report to Shareholders.

Semi-Annual Report to Shareholders

To Our Shareholders,

We are pleased to provide you with Legg Mason Classic Valuation Fund’s semi-annual report for the six months ended September 30, 2007.

Total returns for various periods ended September 30, 2007 are:

Total Returns
	6 Months	12 Months
Classic Valuation Fund:
Primary Class	+4.50%	+15.18%
Institutional Class	+4.93%	+16.28%
S&P 500 Stock Composite IndexA	+8.44%	+16.44%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com, for the Institutional Class please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information about the Fund’s performance over longer periods of time is shown in the Performance Information section within this report. For more information about the differences between the Fund share classes included in this report, contact your financial advisor.

Beginning in the summer and continuing into the fall, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wider range of financial institutions and markets. As a result, domestic and international equity markets have also experienced heightened volatility.

A

A market capitalization-weighted index, composed of 500 widely held common stocks that is generally considered representative of the U.S. stock market. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indexes.

Semi-Annual Report to Shareholders

Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting
President

October 22, 2007

Semi-Annual Report to Shareholders

Expense Example

Legg Mason Classic Valuation Fund

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Primary Class shares, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested on April 1, 2007, and held through September 30, 2007.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/07	Ending Account Value 9/30/07	Expenses PaidA During the Period 4/1/07 to 9/30/07
Primary Class:
Actual	$1,000.00	$1,045.00	$10.00
Hypothetical (5% return before expenses)	1,000.00	1,015.29	9.85
Institutional Class:
Actual	$1,000.00	$1,049.30	$4.88
Hypothetical (5% return before expenses)	1,000.00	1,020.31	4.81

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 1.95% and 0.95% for the Primary Class and Institutional Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Legg Mason Classic Valuation Fund

The graphs on the following pages compare the Fund’s total returns to those of the S&P 500 Stock Composite Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Institutional Class, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+15.18%	+15.18%
Five Years	+109.10%	+15.90%
Life of Class*	+69.16%	+6.88%

*	Inception date: November 8, 1999

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.-com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning October 31, 1999.

Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended September 30, 2007

	Cumulative Total Return	Average Annual Total Return
One Year	+16.28%	+16.28%
Five Years	+119.76%	+17.05%
Life of Class*	+47.05%	+6.40%

*	Inception date: July 13, 2001

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Institutional Class please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning June 30, 2001.

Semi-Annual Report to Shareholders

Portfolio Composition (as of September 30, 2007)C

(As a percentage of the portfolio)

Top Ten Holdings (as of September 30, 2007)

Security	% of Net Assets
Toyota Motor Corp. – ADR	4.2%
International Business Machines Corp.	4.1%
Seagate Technology	3.9%
ConocoPhillips	3.9%
Comcast Corp. – Class A	3.8%
Nokia Oyj – ADR	3.1%
Southwest Airlines Co.	3.0%
Citigroup Inc.	2.8%
Wal-Mart Stores Inc.	2.7%
Smithfield Foods Inc.	2.7%

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Semi-Annual Report to Shareholders

Performance Information — Continued

Selected Portfolio PerformanceD

Strongest performers for the quarter ended September 30, 2007E
1. KBR Inc.	+47.8%
2. Nokia Oyj – ADR	+34.9%
3. Seagate Technology	+18.0%
4. ConocoPhillips	+12.4%
5. International Business Machines Corp.	+12.3%
6. Intel Corp.	+9.4%
7. The Williams Cos. Inc.	+8.1%
8. Transocean Inc.	+6.7%
9. Aon Corp.	+5.6%
10. Applied Materials Inc.	+4.5%

Weakest performers for the quarter ended September 30, 2007E
1. Tenet Healthcare Corp.	–48.4%
2. Conseco Inc.	–23.4%
3. Masco Corp.	–18.0%
4. The Home Depot Inc.	–17.0%
5. Marsh and McLennan Cos. Inc.	–16.9%
6. Merrill Lynch and Co. Inc.	–14.3%
7. Comcast Corp. – Class A	–14.0%
8. Fifth Third Bancorp	–13.8%
9. Del Monte Foods Co.	–13.4%
10. Tidewater Inc.	–11.1%

Portfolio Changes

Securities added during the quarter	Securities sold during the quarter
Discover Financial Services	Countrywide Financial Corp.
Exxon Mobil Corp.	Nortel Networks Corp.
Johnson and Johnson	Toll Brothers Inc.
Kohl’s Corp.
Newmont Mining Corp.
Nabors Industries Ltd.

D	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.
E	Securities held for the entire quarter.

Semi-Annual Report to Shareholders

Portfolio of Investments

Legg Mason Classic Valuation Fund

September 30, 2007 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value
Common Stocks and Equity Interests — 97.9%

Consumer Discretionary — 11.7%
Automobiles — 4.2%
Toyota Motor Corp. – ADR	35	$4,090

Media — 4.8%
Comcast Corp. – Class A	155	3,743	A
The Walt Disney Co.	29	1,008

		4,751

Multiline Retail — 1.5%
Kohl’s Corp.	26	1,496	A

Specialty Retail — 1.2%
The Home Depot Inc.	37	1,204

Consumer Staples — 6.8%
Food and Staples Retailing — 2.7%
Wal-Mart Stores Inc.	62	2,706

Food Products — 4.1%
Del Monte Foods Co.	132	1,386
Smithfield Foods Inc.	83	2,627	A

		4,013

Energy — 14.9%
Energy Equipment and Services — 5.6%
Nabors Industries Ltd.	55	1,699	A
Tidewater Inc.	34	2,149
Transocean Inc.	15	1,673	A

		5,521

Oil, Gas and Consumable Fuels — 9.3%
Arch Coal Inc.	64	2,163
ConocoPhillips	44	3,892

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Classic Valuation Fund — Continued

	Shares/Par	Value
Energy — Continued
Oil, Gas and Consumable Fuels — Continued
Exxon Mobil Corp.	18	$1,629
The Williams Cos. Inc.	45	1,526

		9,210

Financials — 22.7%
Capital Markets — 5.4%
Merrill Lynch and Co. Inc.	24	1,739
Morgan Stanley	26	1,625
The Goldman Sachs Group Inc.	9	2,016

		5,380

Commercial Banks — 1.8%
Fifth Third Bancorp	39	1,325
Wachovia Corp.	10	496

		1,821

Consumer Finance — 0.3%
Discover Financial Services	13	269	A

Diversified Financial Services — 3.8%
Bank of America Corp.	19	930
Citigroup Inc.	60	2,791

		3,721

Insurance — 11.4%
Allianz SE – ADR	68	1,580
American International Group Inc.	29	1,955
Aon Corp.	28	1,272
Axis Capital Holdings Ltd.	61	2,370
Conseco Inc.	111	1,779	A
Marsh and McLennan Cos. Inc.	93	2,359

		11,315

Semi-Annual Report to Shareholders

	Shares/Par	Value
Health Care — 9.1%
Health Care Equipment and Supplies — 2.5%
Boston Scientific Corp.	175	$2,434	A

Health Care Providers and Services — 0.8%
Tenet Healthcare Corp.	247	828	A

Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	70	2,003
Johnson and Johnson	24	1,584
Pfizer Inc.	89	2,162

		5,749

Industrials — 7.9%
Airlines — 3.0%
Southwest Airlines Co.	198	2,930

Building Products — 1.5%
Masco Corp.	63	1,462

Construction and Engineering — 1.3%
KBR Inc.	33	1,280	A

Machinery — 2.1%
Caterpillar Inc.	27	2,110

Information Technology — 16.5%
Communications Equipment — 3.1%
Nokia Oyj – ADR	81	3,083

Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Classic Valuation Fund — Continued

	Shares/Par	Value
Information Technology — Continued
Computers and Peripherals — 9.9%
Dell Inc.	69	$1,891	A
International Business Machines Corp.	34	4,017
Seagate Technology	153	3,911

		9,819

Semiconductors and Semiconductor Equipment — 3.5%
Applied Materials Inc.	54	1,116
Intel Corp.	89	2,309

		3,425

Materials — 6.5%
Chemicals — 2.5%
E.I. du Pont de Nemours and Co.	30	1,501
The Dow Chemical Co.	23	995

		2,496

Metals and Mining — 4.0%
Alcoa Inc.	44	1,733
Newmont Mining Corp.	49	2,210

		3,943

Utilities — 1.8%
Electric Utilities — 0.8%
Reliant Energy Inc.	29	732	A

Independent Power Producers and Energy Traders — 1.0%
Dynegy Inc.	111	1,027	A

Total Common Stocks and Equity Interests (Cost — $82,358)		96,815

Semi-Annual Report to Shareholders

	Shares/Par	Value
Repurchase Agreements — 2.9%

Bank of America
4.75%, dated 9/28/07, to be repurchased at $1,407 on 10/1/07 (Collateral: $1,395 Fannie Mae notes, 4.875%, due 5/18/12, value $1,432)	$1,406	$1,406
Goldman Sachs and Co.
5.00%, dated 9/28/07, to be repurchased at $1,407 on 10/1/07 (Collateral: $1,453 Fannie Mae Mortgage-backed securities, 5.50%, due 2/1/35, value $1,434)	1,407	1,407

Total Repurchase Agreements (Cost — $2,813)		2,813

Total Investments — 100.8% (Cost — $85,171)B		99,628
Other Assets Less Liabilities — (0.8)%		(769)

Net Assets — 100.0%		$98,859

A	Non-income producing.
B

Aggregate cost for Federal income tax purposes is substantially the same as book cost. At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$20,172
Gross unrealized depreciation	(5,715)

Net unrealized appreciation	$14,457

ADR — American Depository Receipt

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Legg Mason Classic Valuation Fund

September 30, 2007 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (cost – $82,358)		$96,815
Short-term securities at value (cost – $2,813)		2,813
Receivable for securities sold		121
Receivable for fund shares sold		115
Dividends and interest receivable		37

Total assets		99,901

Liabilities:
Payable for securities purchased	$517
Payable for fund shares repurchased	289
Accrued management fee	63
Accrued distribution and service fees	70
Accrued expenses	103

Total liabilities		1,042

Net Assets		$98,859

Net assets consist of:
Accumulated paid-in-capital		$78,677
Accumulated net investment loss		(84)
Accumulated net realized gain on investments		5,809
Unrealized appreciation of investments		14,457

Net Assets		$98,859

Net Asset Value Per Share:
Primary Class (6,257 shares outstanding)		$15.00

Institutional Class (313 shares outstanding)		$16.07

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Legg Mason Classic Valuation Fund

For the Six Months Ended September 30, 2007 (Unaudited)

(Amounts in Thousands)

Investment Income:
Dividends	$822
Interest	94
Less: Foreign taxes withheld	(13)

Total income		$903

Expenses:
Management fees	380
Distribution and service fees:
Primary Class	483
Audit and legal fees	18
Custodian fees	20
Directors’ fees and expenses	18
Registration fees	20
Reports to shareholders	42
Transfer agent and shareholder servicing expense:
Primary Class	34
Institutional Class	6
Other expenses	24

	1,045
Less: Fees waived	(41)
Expenses reimbursed by adviser	(40)

Net expenses		964

Net Investment Loss		(61)

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments		6,071
Change in unrealized appreciation/depreciation of investments		(1,761)

Net Realized and Unrealized Gain on Investments		4,310

Change in Net Assets Resulting From Operations		$4,249

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Classic Valuation Fund

(Amounts in Thousands)

	For the Six Months Ended September 30, 2007	For the Period Ended March 31, 2007A	For the Year Ended October 31, 2006
	(Unaudited)
Change in Net Assets:

Net investment loss	$(61)	$(98)	$(264)

Net realized gain	6,071	4,991	6,228

Change in unrealized appreciation/ depreciation	(1,761)	320	7,952

Change in net assets resulting from operations	4,249	5,213	13,916
Distributions to shareholders from:
Net realized gain on investments:
Primary Class	(4,777)	(6,142)	—
Institutional Class	(210)	(263)	—
Change in net assets from fund share transactions:
Primary Class	2,598	5,008	(421)
Institutional Class	742	331	(7,963)

Change in net assets	2,602	4,147	5,532

Net Assets:

Beginning of period	96,257	92,110	86,578

End of period	$98,859	$96,257	$92,110

Accumulated net investment loss	$(84)	$(23)	$(22)

A	For the period November 1, 2006 to March 31, 2007.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Legg Mason Classic Valuation Fund

For a share of each class of capital stock outstanding:

Primary Class:

	Six Months Ended September 30, 2007		Period Ended March 31, 2007A		Years Ended October 31,
					2006	2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$15.06		$15.28		$13.11	$11.43	$10.99	$8.42

Investment operations:
Net investment loss	(.01	)B	(.02	)B	(.06)	(.04)	(.09)	(.02)
Net realized and unrealized gain	.73		.88		2.23	1.72	.53	2.59

Total from investment operations	.72		.86		2.17	1.68	.44	2.57

Distributions from:
Net realized gain on investments	(.78)		(1.08)		—	—	—	—

Total distributions	(.78)		(1.08)		—	—	—	—

Net asset value, end of period	$15.00		$15.06	C	$15.28	$13.11	$11.43	$10.99

Total return	4.50	%C	5.68	%C	16.55%	14.70%	4.00%	30.52%

Ratios to Average Net Assets:D
Total expenses	2.10	%E	2.17	%E	2.17%	2.13%	2.08%	2.20%
Expenses net of waivers, if any	1.95	%E	1.95	%E	1.95%	1.95%	1.95%	1.95%
Expenses net of all reductions	1.95	%E	1.95	%E	1.95%	1.95%	1.95%	1.95%
Net investment loss	(.17	)%E	(.29	)%E	(.41)%	(.28)%	(.76)%	(.23)%
Supplemental Data:
Portfolio turnover rate	21.1	%C	14.9%		18.2%	46.7%	42.2%	64.3%
Net assets, end of period (in thousands)	$93,836		$91,974		$88,135	$76,061	$86,920	$69,732

A	For the period November 1, 2006 to March 31, 2007.
B	Computed using average daily shares outstanding.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers.

E	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights — Continued

Institutional Class:

	Six Months Ended September 30, 2007		Period Ended March 31, 2007A		Years Ended October 31,
					2006	2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$16.02		$16.12		$13.68	$11.82	$11.25	$8.52

Investment operations:
Net investment income	.06	B	.05	B	.28	.06	.02	.02
Net realized and unrealized gain	.77		.93		2.16	1.80	.55	2.71

Total from investment operations	.83		.98		2.44	1.86	.57	2.73

Distributions from:
Net realized gain on investments	(.78)		(1.08)		—	—	—	—

Total distributions	(.78)		(1.08)		—	—	—	—

Net asset value, end of period	$16.07		$16.02		$16.12	$13.68	$11.82	$11.25

Total return	4.93	%C	6.15	%C	17.84%	15.74%	5.07%	32.04%

Ratios to Average Net Assets:D
Total expenses	1.31	%E	1.41	%E	1.09%	1.06%	1.02%	1.18%
Expenses net of waivers, if any	.95	%E	.95	%E	.95%	.95%	.95%	.96%
Expenses net of all reductions	.95	%E	.95	%E	.95%	.95%	.95%	.96%
Net investment income	.83	%E	.70	%E	.65%	.62%	.20%	.56%
Supplemental Data:
Portfolio turnover rate	21.1	%C	14.9%		18.2%	46.7%	42.2%	64.3%
Net assets, end of period (in thousands)	$5,023		$4,283		$3,975	$10,517	$4,705	$1,538

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Classic Valuation Fund

(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:

The Legg Mason Light Street Trust, Inc. (“Corporation”), consisting of the Classic Valuation Fund (“Classic Valuation” or “Fund”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified investment company.

The Fund offers two classes of shares: Primary Class and Institutional Class. The income and expenses of the Fund are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Primary Class shares. Transfer agent and shareholder servicing expenses are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors known to the Fund are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of fair valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Classic Valuation Fund — Continued

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended September 30, 2007, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales
$ 20,534	$21,809

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the debt obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Semi-Annual Report to Shareholders

Compensating Balance Credits

The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary in order to comply with federal excise tax regulations. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Foreign Taxes

The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income.

Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute to shareholders substantially all of its income and net realized gains on investments, if any, yearly. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Because federal income tax regulations differ from

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Classic Valuation Fund — Continued

accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of September 30, 2007.

3. Transactions With Affiliates:

The Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). For its services to the Fund, LMFA receives a management fee, calculated daily and payable monthly, at annual rates of the Fund’s average daily net assets. The annual management fee rates are provided in the chart below:

Management Fee	Asset Breakpoint
0.75%	up to $1 billion
0.65%	in excess of $1 billion

Under the terms of a fee waiver and expense cap agreement, LMFA has agreed, until February 29, 2008, to waive its fees and reimburse other expenses in any month to the extent the Fund’s expenses, as a percentage of average daily net assets (exclusive of taxes, interest, brokerage and extraordinary expense), exceed during that month the annual rates of 1.95% for the Primary Class and 0.95% for the Institutional Class. Thereafter, the Fund is required to reimburse LMFA for such expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Fund’s ratio of expenses to average net assets to exceed the expense limit. For the six months ended September 30, 2007, LMFA waived and/or reimbursed fees in the amount of $81.

Brandywine Global Investment Management, LLC (“Brandywine Global”) serves as investment adviser to the Fund and is responsible for the actual investment activity of the Fund. LMFA (not the Fund) pays Brandywine Global a fee computed daily and payable monthly, at an annual rate of 60% of the fee LMFA receives from the Fund. Fees paid to Brandywine Global are net of any waivers.

Semi-Annual Report to Shareholders

Legg Mason Investor Services, LLC (“LMIS”), serves as the Fund’s distributor. LMIS receives an annual distribution fee and an annual service fee, computed daily and payable monthly as follows:

	Distribution Fee	Service Fee
Primary Class	0.75%	0.25%

Under the fee waiver and expense cap agreement, any amounts of management or distribution and service fees waived or reimbursed in a particular fiscal year may be subject to repayment by the Fund to the extent that, from time to time during the next three fiscal years, the repayment will not cause the Fund’s expenses to exceed the limit imposed by LMFA at that time. Pursuant to this agreement, at September 30, 2007, management and distribution and service fee waivers or reimbursements in the amount of $519 remain subject to repayment by the Fund.

LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent pursuant to which LMFS receives payments from the Fund’s transfer agent with respect to accounts where third parties provide certain services to the Fund. These payments are used to offset the Fund’s expenses for such services. These payments totaled $8 for the six months ended September 30, 2007.

LMFA, LMIS, Brandywine Global and LMFS are wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan

4. Line of Credit:

The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended September 30, 2007.

Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Classic Valuation Fund — Continued

5. Fund Share Transactions:

At September 30, 2007, there were 100,000 shares authorized at $.001 par value for each of the Primary and Institutional Classes of the Fund. Share transactions were as follows:

	For Six Months Ended September 30, 2007		For the Period Ended March 31, 2007A
	Shares	Amount	Shares	Amount
Primary Class
Shares sold	439	$6,897	492	$7,527
Shares issued on reinvestment	292	4,636	401	5,968
Shares repurchased	(579)	(8,935)	(556)	(8,487)

Net Increase	152	$2,598	337	$5,008

Institutional Class
Shares sold	48	$783	20	$323
Shares issued on reinvestment	13	210	16	263
Shares repurchased	(15)	(251)	(16)	(255)

Net Increase	46	$742	20	$331

6. Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. FIN 48 became effective for fiscal periods beginning after December 15, 2006.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. For registered investment companies, the application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, Management is evaluating the implications of FAS 157 and any potential impact on the financial statements has not yet been determined.

A	For the period November 1, 2006 to March 31, 2007.

Fund Information

Investment Manager

Legg Mason Fund Adviser, Inc.

Baltimore, MD

Investment Adviser

Brandywine Global Investment Management, LLC

Philadelphia, PA

Board of Directors

John F. Curley, Jr., Chairman

Mark R. Fetting, President

Dr. Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Dr. Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Chief Financial Officer

Gregory T. Merz, Vice President and Chief Legal Officer

Ted P. Becker, Vice President and Chief Compliance Officer

Wm. Shane Hughes, Treasurer

Susan C. Curry, Assistant Treasurer

William S. Kirby, Assistant Treasurer

Richard M. Wachterman, Secretary

Peter J. Ciliberti, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

Kirkpatrick & Lockhart Preston Gates Ellis LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

About the Legg Mason Funds

Equity Funds

American Leading Companies Trust

Classic Valuation Fund

Growth Trust

Special Investment Trust

U.S. Small-Capitalization Value Trust

Value Trust

Specialty Funds

Opportunity Trust

Global Funds

Emerging Markets Trust

International Equity Trust

Taxable Bond Funds

Investment Grade Income Portfolio

Limited Duration Bond Portfolio

Tax-Free Bond Funds

Maryland Tax-Free Income Trust

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at www.leggmason.com/funds/about/aboutlmf.asp#results.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider a Fund’s investment objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund. For a free prospectus for this or any other Legg Mason Fund, visit www.leggmasonfunds.com. Please read the prospectus carefully before investing.

Legg Mason Funds	Legg Mason Investor Services — Institutional
For Primary Class Shareholders	For R, FI and I Class Shareholders
c/o BFDS P.O. Box 55214 Boston, MA 02205-8504	c/o BFDS P.O. Box 8037 Boston, MA 02206-8037
800-822-5544	888-425-6432
www.leggmasonfunds.com	www.lminstitutionalfunds.com

Legg Mason Investor Services, LLC, Distributor A Legg Mason, Inc. subsidiary

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable for semiannual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Light Street Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.
Date: November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.
Date: November 27, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Light Street Trust, Inc.
Date: November 20, 2007